CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
Restricted cash (in dollars)	$ 10,605,212	$ 17,940,020
Investments in Non-Consolidated LLCs cost (in dollars)	$ 55,413,490	$ 108,415,115
General Partner, Units	3,355,287	3,355,287
Limited Partners, Units	130,976,898	250,849,166